LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 8 - LEASES

The Group leases all of its offices under various non-cancelable lease agreements that expire on various dates through 2023. The Group evaluates contracts entered into to determine whether the contract involves the use of property which is either explicitly or implicitly identified in the contract. The Group evaluates whether it controls the use of the asset, which is determined by assessing whether it obtains substantially all economic benefits from the use of the asset, and whether it has the right to direct the use of the asset. If these criteria are met and the Group has identified a lease, it would be accounted for under the requirements of ASC 842.

Upon the possession of a leased asset, the Group determines its classification as an operating or finance lease. All of its real estate leases are classified as operating leases. The Group’s real estate leases have initial terms ranging from one to five years. Renewal options are generally not recognized as part of the right-of-use assets and lease liabilities as it is not reasonably certain at commencement date that the Group would exercise the options to extend the lease. The Group’s real estate leases typically provide for fixed minimum rent payments. For operating leases that include rent holidays and rent escalation clauses, the Group recognize lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property.

As of December 31, 2019, the Group had one long-term lease which became effective on January 1, 2019, and which will be expired on December 31, 2023. The Group used the Chinese bank long-term lending annual rate of 4.35% for a typical five years lease, in determining the present value of future lease payments. The same rate was used as the discount rate to measure the lease liability at January 1, 2019, the date  of adoption.

For other leases with lease terms of 12 months or less, the Group made an election not to recognize lease assets and lease liabilities. The lease expense recognized for such leases is on a straight-line basis over the lease terms.

A summary of operating lease right-of-use assets and liabilities as of December 31, 2019 is as follows:

Operating Lease Assets
2019
Main office	$479,744
Total operating lease assets - initial measurement	479,744
Less: accumulated amortization	(87,873)
Operating Lease Assets, net	$391,871

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744
Accrued interest	17,628
Payment to liabilities	(158,253)
Total operating lease liabilities	339,119
Less: operating lease liabilities, current	(91,737)
Long-term Operating Lease Liabilities	$247,382

As of December 31, 2019, future minimum lease payments for operating leases consisted of the following:

For the Years Ending December 31,	Operating Leases
2020	$105,502
2021	105,502
2022	105,502
2023	52,751
Total minimum payments	369,257
Less: imputed interest	(30,138)
Total operating lease liabilities	$339,119